Common Stock Reserved for Issuance	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Common Stock Reserved for Issuance
11.	Common Stock Reserved for Issuance

The common stock reserved for future issuance at December 31, 2015 and 2014 was as follows:

	December 31
	2015	2014
Conversion of outstanding convertible preferred stock	—	27,654,928
Shares underlying outstanding stock options	6,053,672	4,248,504
Shares available for future stock option grants	3,166,968	295,101
ESPP shares available for issuance	285,621	—
Warrant to purchase convertible preferred stock	—	128,231
Warrant to purchase common stock	326,991	—

Total shares of common stock reserved	9,833,252	32,326,764